SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Trade creditors	$ 5,562	$ 3,440
Accrued expenses	1,081	812
Other payables	297	506
Accounts payable and accrued liabilities	$ 6,940	$ 4,758